UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08943

Name of Fund:	Legg Mason Light Street Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 3/31/2008

Date of reporting period: 6/30/2007

Item 1 – Schedule of Investments

Quarterly Report to Shareholders

Portfolio of Investments

Legg Mason Classic Valuation Fund

June 30, 2007 (Unaudited)

(Amounts in Thousands)

	Shares/Par	Value

Common Stocks and Equity Interests — 94.0%
Consumer Discretionary — 12.0%
Automobiles — 4.2%
Toyota Motor Corp. — ADR	35	$4,406

Household Durables — 0.8%
Toll Brothers Inc.	34	839	A

Media — 5.6%
Comcast Corp. — Class A	155	4,353	A
The Walt Disney Co.	43	1,451

		5,804

Specialty Retail — 1.4%
The Home Depot Inc.	37	1,460

Consumer Staples — 7.6%
Food and Staples Retailing — 2.9%
Wal-Mart Stores Inc.	62	2,983

Food Products — 4.7%
Del Monte Foods Co.	194	2,360
Smithfield Foods Inc.	83	2,568	A

		4,928

Energy — 10.3%
Energy Equipment and Services — 3.8%
Tidewater Inc.	34	2,424
Transocean Inc.	15	1,568	A

		3,992

	Shares/Par	Value

Energy — Continued
Oil, Gas and Consumable Fuels — 6.5%
Arch Coal Inc.	44	$1,538
ConocoPhillips	44	3,481
The Williams Cos. Inc.	55	1,727

		6,746

Financials — 25.6%
Capital Markets — 6.3%
Merrill Lynch and Co. Inc.	24	2,040
Morgan Stanley	26	2,164
The Goldman Sachs Group Inc.	11	2,384

		6,588

Commercial Banks — 1.9%
Fifth Third Bancorp	39	1,555
Wachovia Corp.	10	507

		2,062

Diversified Financial Services — 3.8%
Bank of America Corp.	19	904
Citigroup Inc.	60	3,067

		3,971

Insurance — 12.1%
Allianz SE — ADR	68	1,580
American International Group Inc.	29	2,024
Aon Corp.	33	1,406
Axis Capital Holdings Ltd.	61	2,476
Conseco Inc.	111	2,323	A
Marsh and McLennan Cos. Inc.	93	2,856

		12,665

Thrifts and Mortgage Finance — 1.5%
Countrywide Financial Corp.	43	1,556

Portfolio of Investments — Continued

Legg Mason Classic Valuation Fund — Continued

	Shares/Par	Value

Health Care — 8.4%
Health Care Equipment and Supplies — 2.6%
Boston Scientific Corp.	175	$2,677	A

Health Care Providers and Services — 1.3%
Tenet Healthcare Corp.	214	1,392	A

Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co.	79	2,506
Pfizer Inc.	89	2,263

		4,769

Industrials — 8.0%
Airlines — 2.8%
Southwest Airlines Co.	198	2,952

Building Products — 1.7%
Masco Corp.	63	1,797

Construction and Engineering — 1.1%
KBR Inc.	45	1,191	A

Machinery — 2.4%
Caterpillar Inc.	32	2,466

Information Technology — 16.2%
Communications Equipment — 4.2%
Nokia Oyj — ADR	81	2,285
Nortel Networks Corp.	87	2,095	A

		4,380

	Shares/Par	Value

Information Technology — Continued
Computers and Peripherals — 8.0%
Dell Inc.	60	$1,705	A
International Business Machines Corp.	34	3,589
Seagate Technology	143	3,102

		8,396

Semiconductors and Semiconductor Equipment — 4.0%
Applied Materials Inc.	54	1,071
Intel Corp.	131	3,120

		4,191

Materials — 4.2%
Chemicals — 2.5%
E.I. du Pont de Nemours and Co.	30	1,540
The Dow Chemical Co.	23	1,022

		2,562

Metals and Mining — 1.7%
Alcoa Inc.	44	1,795

Utilities — 1.7%
Electric Utilities — 0.7%
Reliant Energy Inc.	29	771	A

Independent Power Producers and Energy Traders — 1.0%
Dynegy Inc.	111	1,049	A

Total Common Stocks and Equity Interests
(Cost — $79,780)		98,388

Portfolio of Investments — Continued

Legg Mason Classic Valuation Fund — Continued

	Shares/Par	Value

Repurchase Agreements — 7.0%

Bank of America
5.22%, dated 6/29/07, to be repurchased at $3,661 on 7/2/07 (Collateral: $3,800 Fannie Mae Discount note, 0%, due 10/26/07, value $3,732)	$3,659	$3,659
Goldman Sachs & Co.
5.23%, dated 6/29/07, to be repurchased at $3,661 on 7/2/07 (Collateral: $4,101 Fannie Mae mortage-backed securities, 4.50%, due 8/1/35, value $3,742)	3,659	3,659

Total Repurchase Agreements (Cost — $7,318)		7,318

Total Investments — 101.0% (Cost — $87,098)B		105,706
Other Assets Less Liabilities — (1.0)%		(1,017)

Net Assets — 100.0%		$104,689

Net Asset Value Per Share:
Primary Class		$15.60

Institutional Class		$16.67

A	Non-income producing.
B

Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes was substantially as follows:

Gross unrealized appreciation	$21,474
Gross unrealized depreciation	$(2,866)

Net unrealized appreciation/ (depreciation)	$18,608

ADR — American Depository Receipt

Security Valuation

Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund would expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Other information regarding the Fund is available in the Fund’s most recent Report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Light Street Trust, Inc.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Light Street Trust, Inc.
Date: August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Light Street Trust, Inc.
Date: August 28, 2007

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Light Street Trust, Inc.
Date: August 17, 2007